Ordinary dividends - Summary of Ordinary Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.3370	£ 0.2650	£ 0.1000
Amounts recognised as distributions to equity holders	£ 365.4	£ 314.7	£ 122.0
Previous period final amount
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.1870	£ 0.1400	£ 0
Amounts recognised as distributions to equity holders	£ 203.5	£ 167.7	£ 0.0
Interim period amount
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.1500	£ 0.1250	£ 0.1000
Amounts recognised as distributions to equity holders	£ 161.9	£ 147.0	£ 122.0